Expense Example	Dec. 31, 2025 USD ($)
Natixis Oakmark Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 673
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	1,751
Natixis Oakmark Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	927
Natixis Oakmark Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,886
Natixis Oakmark Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Vaughan Nelson Mid Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,203
Expense Example, with Redemption, 10 Years	1,994
Vaughan Nelson Mid Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,219
Vaughan Nelson Mid Cap Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	2,129
Vaughan Nelson Mid Cap Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	1,111
Loomis Sayles Strategic Alpha Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	841
Loomis Sayles Strategic Alpha Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	922
Loomis Sayles Strategic Alpha Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	518
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	945
Expense Example, with Redemption, 10 Years	1,589
Loomis Sayles Strategic Alpha Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	$ 1,856